Investment Strategy	Mar. 31, 2026
Efficient Market Portfolio Plus ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy that leverages NextGen EMP, Inc’s, the Fund’s sub-adviser (the “Sub-Adviser”), proprietary algorithm to estimate which asset classes or sectors of the economy are likely to exceed the returns of the overall U.S. equity market.
The algorithm has been designed to identify patterns and trends in historical data and real-time market data, resulting in price predictions for asset classes and/or sectors. The Sub-Adviser believes that by identifying emerging trends and patterns, it can construct a portfolio that provides exposure to asset classes and/or sectors that are expected to outperform the overall U.S. equity market while providing downside protection from those asset classes and/or sectors expected to underperform the overall U.S. equity market.
The Fund’s portfolio will be allocated across long and/or short positions in ETFs or individual equity securities. The Fund will hold long positions in asset classes or sectors that have been identified by the Sub-Adviser’s proprietary algorithm as being statistically likely to outperform the overall U.S. equity market. The Fund will hold short positions in asset classes or sectors that have been identified by the Sub-Adviser’s proprietary algorithm as being statistically likely to underperform the overall U.S. equity market. When taking a short position, the Fund borrows the security from a third party and sells it at the then current market price with the expectation that the security’s price will decline.
When investing in underlying ETFs, the Fund will hold typically 12 to 24 ETFs that provide either long or short exposure to the desired asset classes or sectors. The asset classes analyzed by the Sub-Adviser generally include, among others, U.S. equities of small-, mid-, and large-capitalization companies, U.S. Treasury securities, and foreign equity securities. The Fund’s exposure to foreign equity securities will be through investments in other ETFs and it may include exposure to small-, mid- and/or large- capitalization companies. In addition, at times, the Fund may take long or short positions in ETFs that focus their investments on a particular country and/or region. The Fund, under normal market conditions, will be approximately 100% invested in long positions, and the Fund’s short positions may range from approximately 20% to 70%. The Sub-Adviser intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) for the overall portfolio of approximately 50% to 100%.
When selecting investments for the Fund, the Sub-Adviser employs its proprietary algorithm that looks at historical performance for the security (or asset class) over various periods within the prior 24 months to identify the presence of upward bias (i.e., price momentum). The Sub-Adviser defines upward bias as the propensity for price appreciation driven by factors that include, but may not be limited to, economic growth, industry sector innovations, and inflation. The Sub-Adviser’s proprietary algorithm will apply multiple momentum indicators (e.g., moving averages, price movements and volatility) to the security or asset class to assess the presence of an upward bias and, if present, the strength of the upward bias. The results are compared by the proprietary algorithm to historical performance data for the security or asset class over various periods within the prior 24 months to assess the likelihood of market appreciation. When the consensus of indicators exceeds a predetermined threshold, the Sub-Adviser believes this confirms the presence of upward bias and will generally take a long position in that security or asset class because it suggests higher prices are likely. When a security or asset class does not exceed the Sub-Adviser’s predetermined thresholds, the Sub-Adviser may take a short position in that security or asset class because it suggests prices may decline.
The Fund may hold long or short positions in inverse ETFs and inverse leveraged ETFs. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset. Inverse leveraged ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying asset during the same period of time. The Sub-Adviser will actively monitor (i.e., daily) its positions in these ETFs to ensure the Fund’s exposure is not being negatively impacted by the compounding effect of these funds. The Fund’s exposure to these ETFs will vary over time, and the Fund will typically hold four or fewer inverse ETFs or inverse leveraged ETFs. The results of the Sub-Adviser’s proprietary algorithm will dictate the Fund’s exposure.
The Sub-Adviser’s investment selection criteria for ETFs includes a review of its structure, relative performance among its peer group and the broader market (e.g., the S&P 500 Index), total operating expense ratio, assets under management, liquidity, and a minimum track record of five years. The Fund may take larger positions in certain securities or asset classes as dictated by the Sub-Adviser’s investment selection criteria described above. The Sub-Adviser expects to typically use ETFs to provide exposure to asset classes, but may invest in individual equity securities if it believes they will provide a more efficient means to achieve the desired exposure.
The Sub-Adviser expects to reallocate the Fund’s portfolio at least monthly. This could result in the Fund having a high portfolio turnover rate. In addition, while it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector.
Because the Fund intends to operate as a “non-diversified” fund that means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.

Efficient Market Portfolio Long ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy that leverages NextGen EMP, Inc’s, the Fund’s sub-adviser (the “Sub-Adviser”), proprietary algorithm to estimate which asset classes or sectors of the economy are likely to exceed the returns of the overall U.S. equity market.
The algorithm has been designed to identify patterns and trends in historical data and real-time market data, resulting in price predictions for asset classes and/or sectors. The Sub-Adviser believes that by identifying emerging trends and patterns, it can construct a portfolio that provides exposure to asset classes and/or sectors that are expected to outperform the overall U.S. equity market while providing downside protection from those asset classes and/or sectors expected to underperform the overall U.S. equity market
The Fund’s portfolio will be allocated across ETFs or individual equity securities. The Fund will invest in asset classes or sectors that have been identified by the Sub-Adviser’s proprietary algorithm as being statistically likely to outperform the overall U.S. equity market.
When investing in underlying ETFs, the Fund will hold typically 12 to 24 ETFs that provide exposure to the desired asset classes or sectors. The asset classes analyzed by the Sub-Adviser generally include, among others, U.S. equities of small-, mid-, and large-capitalization companies, U.S. Treasury securities, and foreign equity securities. The Fund’s exposure to foreign equity securities will be through investments in other ETFs and it may include exposure to small-, mid- and/or large- capitalization companies. In addition, at times, the Fund may invest in ETFs that focus their investments on a particular country and/or region.
When selecting investments for the Fund, the Sub-Adviser employs its proprietary algorithm that looks at historical performance for the security (or asset class) over various periods within the prior 24 months to identify the presence of upward bias (i.e., price momentum). The Sub-Adviser defines upward bias as the propensity for price appreciation driven by factors that include, but may not be limited to, economic growth, industry sector innovations, and inflation. The Sub-Adviser’s proprietary algorithm will apply multiple momentum indicators (e.g., moving averages, price movements and volatility) to the security or asset class to assess the presence of an upward bias and, if present, the strength of the upward bias. The results are compared by the proprietary algorithm to historical performance data for the security or asset class over various periods within the prior 24 months to assess the likelihood of market appreciation. When the consensus of indicators exceeds a predetermined threshold, the Sub-Adviser believes this confirms the presence of upward bias and will generally take a long position in that security or asset class because it suggests higher prices are likely.
To hedge against an expected market decline, the Fund may invest in inverse ETFs and inverse leveraged ETFs. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset. Inverse leveraged ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying asset during the same period of time. The Sub-Adviser will actively monitor (i.e., daily) its positions in these ETFs to ensure the Fund’s exposure is not being negatively impacted by the compounding effect of these funds. The Fund’s exposure to these ETFs will vary over time, and the Fund will typically hold four or fewer inverse ETFs or inverse leveraged ETFs. The results of the Sub-Adviser’s proprietary algorithm will dictate the Fund’s exposure.
The Sub-Adviser’s investment selection criteria for ETFs includes a review of its structure, relative performance among its peer group and the broader market (e.g., the S&P 500 Index), total operating expense ratio, assets under management, liquidity, and a minimum track record of five years. The Fund may take larger positions in certain securities or asset classes as dictated by the Sub-Adviser’s investment selection criteria described above. The Sub-Adviser expects to typically use ETFs to provide exposure to asset classes, but may invest in individual equity securities if it believes they will provide a more efficient means to achieve the desired exposure.
The Sub-Adviser expects to reallocate the Fund’s portfolio at least monthly. This could result in the Fund having a high portfolio turnover rate. In addition, while it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector.
Because the Fund intends to operate as a “non-diversified” fund that means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.